Accounts receivable, net (Tables)	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Schedule of accounts receivable, net
	As of March 31, 2026	As of September 30, 2025
	US$	US$
Accounts receivable	897,829	1,237,290
Less: allowance for credit losses	-	-
Total accounts receivable	897,829	1,237,290